Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Leases remaining terms	3 years
Leases extend term	1 year
Total operating leases	$ 302	$ 288	$ 232